BALANCE SHEETS (USD $)	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 18,653,000
Marketable securities	4,000,000
Prepaid expenses and other current assets	2,463,000
Total current assets	25,116,000
Property and equipment, net	139,000
Other assets	45,000
Total assets	25,300,000
Current liabilities:
Accounts payable	550,000
Accrued expenses and other current liabilities	8,740,000
Current portion of note payable, net of discount	7,800,000
Total current liabilities	17,090,000
Note payable, net of current portion and discount	13,005,000
Warrant liability	830,000
Other liabilities	24,387,000
Commitments and contingencies
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized,385,664 and 380,328 shares issued and outstanding at December31, 2013 and December 31, 2012, respectively
Accumulated deficit	(200,661,000)
Total stockholders' deficit	(200,661,000)
Total liabilities, convertible preferred stock and stockholders' deficit	25,300,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	71,957,000
Stockholders' deficit:
Total stockholders' deficit	71,957,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	86,714,000
Stockholders' deficit:
Total stockholders' deficit	86,714,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	11,182,000
Stockholders' deficit:
Total stockholders' deficit	11,182,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525,000
Stockholders' deficit:
Total stockholders' deficit	$ 525,000